INCOME TAXES (Schedule of Income Tax Expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
INCOME TAXES
Current tax		¥ 246,591	¥ 304,383	¥ 30
Deferred tax		(260,540)	(175,862)
Income tax expense/ (benefit)	$ (2,009)	¥ (13,949)	¥ 128,521	¥ 30